Right of Use And Lease - Schedule of Changes In The Balance of Lease Obligations (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance				R$ 2,517,565
New agreements				324,878
Acquisition of subsidiary				777,200
Payment of leasing (principal)				(380,902)	R$ (284,803)
Payment of leasing (interest)				(133,695)
Recognition of financial charges		R$ 65,035	R$ 33,163	119,398	R$ 64,137	R$ 64,137
Write-offs	[1]			(3,863)
Translation effects (other comprehensive income)				886,594
Ending balance		R$ 4,107,175		R$ 4,107,175		R$ 2,517,565

[1]	Mainly related to termination contracts related to lease of stores.